Document and Entity Information	Feb. 04, 2021
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as an amendment no. 3 (this “Amendment”) to the Current Report on Form 8-K filed on February 9, 2021, as amended by Amendment No. 1 on February 9, 2021 and as further amended by Amendment No. 2 on March 26, 2021 (the “Original Form 8-K”) by Advent Technologies Holdings, Inc. (formerly known as AMCI Acquisition Corp., “AMCI”), a Delaware corporation (the “Company”) in order to provide additional financial statements and information required by Item 9.01 of the Original Form 8-K.
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38742
Entity Tax Identification Number	83-0982969
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	264-7035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001744494
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ